Share-based compensation - Summary of Stock Option Weighted-Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	71.60%	62.10%	63.70%
Risk-free interest rate	2.10%	2.20%	1.20%
Expected average life of the options	3 years 10 months 24 days	4 years	3 years 9 months 18 days
Estimated forfeiture rate	0.00%	0.00%	0.00%